April 21, 2015

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Fund of Funds Trust
       File Nos. 333-119867 and 811-21624

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 24 to Form N-1A for the above-referenced Registrant. Included in this filing is the definitive version of the prospectus and SAI for a new series of the trust, which was initially filed pursuant to Rule 485a on February 5, 2015. A letter responding to staff comments to the prospectus and SAI for the new series was submitted on April 3, 2015. Also included in this filing is updated financial information and all required exhibits.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b)

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust

By: /s/ Erik Nelson
     ______________________________________________

     Erik Nelson, Chief Legal Officer
    763/765-7453
     Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.